Fair Value Measurements - Other Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	$ 72,896.0		$ 74,021.7		$ 70,769.7
Loans	4,573.5		3,559.3		2,162.9
Derivatives	1,174.4		2,374.5		2,660.9
Derivatives	1,320.9		1,944.2		1,955.8
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Limited partnerships/corporations	430.2		465.1		599.6
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	4,366.4		8,442.0		5,286.6
Derivatives	1,174.4		2,374.5		2,660.9
Other investments	168.4		167.0		215.1
Assets held in separate accounts	102,228.9		97,667.4		88,714.5
Other derivatives	1,320.9		1,944.2		1,955.8
Short-term debt	138.6		1,064.6		1,054.6
Long-term debt	3,265.7		3,171.1		1,343.1
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Limited partnerships/corporations	430.2		465.1		599.6
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	4,366.4		8,442.0		5,286.6
Derivatives	1,174.4		2,374.5		2,660.9
Other investments	175.1		173.7		220.1
Assets held in separate accounts	102,228.9		97,667.4		88,714.5
Other derivatives	1,320.9		1,944.2		1,955.8
Short-term debt	139.8		1,070.6		1,054.6
Long-term debt	3,393.2		3,386.2		1,448.5
Within reinsurance agreements | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives	96.3		169.5		137.2
Within reinsurance agreements | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives	96.3		169.5		137.2
Fixed maturities, available-for-sale, including securities pledged | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	73,972.0		75,287.1		72,669.4
Fixed maturities, available-for-sale, including securities pledged | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	73,972.0		75,287.1		72,669.4
Equity securities, available-for-sale | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	281.0		340.1		353.8
Equity securities, available-for-sale | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	281.0		340.1		353.8
Mortgage Loans on Real Estate | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	8,929.1		8,662.3		8,691.1
Mortgage Loans on Real Estate | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	9,085.0		8,954.8		8,943.7
Loans - Dutch State obligation | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans			0		1,792.7
Loans - Dutch State obligation | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans			0		1,806.4
Policy Loans | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	2,144.9		2,200.3		2,263.9
Policy Loans | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	2,144.9		2,200.3		2,263.9
Funding agreements without fixed maturities and deferred annuities(1) | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	49,618.5	[1]	50,133.7	[1]	50,872.6	[1]
Funding agreements without fixed maturities and deferred annuities(1) | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	53,778.4	[1]	56,851.0	[1]	55,014.7	[1]
Funding agreements with fixed maturities and guaranteed investment contracts | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	3,664.9		3,784.0		5,559.0
Funding agreements with fixed maturities and guaranteed investment contracts | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	3,570.9		3,671.0		5,261.0
Supplementary contracts, immediate annuities and other | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	3,161.5		3,109.2		3,037.0
Supplementary contracts, immediate annuities and other | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	3,398.9		3,482.3		3,311.9
Within annuity products | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,520.6		1,434.3		1,304.9
Within annuity products | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,520.6		1,434.3		1,304.9
GMAB/GMWB/GMWBL | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,340.8		2,035.4		2,272.2
GMAB/GMWB/GMWBL | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,340.8		2,035.4		2,272.2
Stabilizer / MCG | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	28.0		102.0		221.0
Stabilizer / MCG | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	$ 28.0		$ 102.0		$ 221.0

[1]	Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.